Subsequent Events (Details Narrative) (10-K) - USD ($)	Feb. 25, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Nov. 10, 2020	May 30, 2018
Number of common stock shares issued		81	134	60,000
Warrants exercise price						$ 150
Private Placement Offering [Member]
Warrants to purchase of common stock	57,200
Bridge Offering [Member]
Number of common stock shares issued	52,000
Warrants exercise price	$ 19.75
Subsequent Event [Member]
Warrants exercise price					$ 10.25
Subsequent Event [Member] | Private Placement Offering [Member]
Gross proceeds of private placement offerings	$ 650,000
Number of common stock shares issued	52,000
Warrants to purchase of common stock	52,000
Warrants exercise price	$ 19.75
Subsequent Event [Member] | Bridge Offering [Member]
Warrants to purchase of common stock	3,292
Offering fee percentage	10.00%